FAIR VALUE	12 Months Ended
Dec. 31, 2012
FAIR VALUE
FAIR VALUE

14.                               FAIR VALUE

(a)                                Assets and liabilities measured at fair value on a recurring basis

The Company measured cash equivalents, foreign currency forward contracts and contingent consideration on a recurring basis as of December 31, 2011 and December 31, 2012.

Foreign currency forward contracts

The Group purchased foreign currency forward contracts to protect against the adverse effect that exchange rate fluctuation may have on foreign currency denominated sales activities. Foreign currency forward contracts are marked to market based on the prevailing forward exchange rate quoted by the contracted bank (Level 2 inputs).  Assets and liabilities resulted from foreign currency forward contracts are recorded at its fair value.

As of December 31, 2011 and 2012, the fair value of foreign currency forward contracts, which amounted to $26 and $8, respectively, is recorded in other receivable. During the years of 2010, 2011 and 2012, gains and losses on the foreign currency forward contracts are recognized in the consolidated statement of operations.

Details of the outstanding foreign currency forward contracts as of December 31, 2011 and 2012 were as follows:

	As of December 31,
	2011	2012

Settlement currency in:
Japanese Yen (¥) of entity with functional currency in RMB
Notional contract amount (Original currency)	¥150,000,000	—
Notional contract amount (U.S. dollar equivalent)	$1,927	—
U.S. dollar of entity with functional currency in RMB
Notional contract amount (U.S. dollar)	$5,480	$1,800

Contingent consideration

The contingent consideration in connection with the acquisitions of Horizon Information, Echo Lane, Besure, Beans, iConnect, Ascent, NouvEON, HURO, Logoscript, Longhaul, Glory, Bearing Point, Newton, Hisoft Jinxin, Beijing DPC, VanceInfo Australia, Lifewood, Beijing Viatt, TP and Sunwin determined at fair value based on, among other factors, forecast financial performance of the acquired business, and discount rate (Level 3 inputs).

The Group estimates and records the acquisition date estimated fair value of contingent consideration as part of purchase price consideration for acquisitions. Additionally, at the end of each reporting period, the Group calculates the changes in the fair value of contingent consideration, and recognizes such changes in the consolidated statement of operations.

An increase in the earn-out expected to be paid will result in a charge to operations in the quarter that the anticipated fair value of contingent consideration increases, while a decrease in the earn-out expected to be paid will result in a credit to operations in the quarter that the anticipated fair value of contingent consideration decreases. The estimate of the fair value of contingent consideration requires subjective assumptions to be made of future operating results, discount rates, and timing of earn-out payments. Future revisions to these assumptions could materially change the estimate of the fair value of contingent consideration and, therefore, materially affect the Group’s future financial results.

The fair value measurement of the contingent consideration encompasses the following significant unobservable inputs:

Unobservable Inputs	Range
Estimated contingent consideration payments	$32 - $12,025
Discount rate	1.55% - 11.70%
Timing of cash flows	0.25-2.33 years

The following table summarizes the movement of the Group’s contingent consideration measured at fair value on recurring basis for the year ended December 31, 2012:

Contingent consideration as of January 1, 2011	$8,444
Increase in contingent consideration as a result of business acquisitions	28,065
Less: Payments made during 2011	(19,883)
Add: Changes in fair values	1,824
Foreign currency translation adjustments	102

Contingent consideration as of January 1, 2012	$18,552
Assumed from the merger with VanceInfo	16,775
Increase in contingent consideration as a result of business acquisitions	20,355
Less: Payments made during 2012	(3,047)
Settlement of contingent consideration	(918)
Add: Changes in fair values	(659)
Foreign currency translation adjustments	361

Contingent consideration as of December 31, 2012	$51,419

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Other	Significant
	December, 31	Active Market for	Observable	Unobservable
Description	2011	Identical Liabilities	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Contingent consideration	$(18,552)	—	$—	$(18,552)
Foreign currency forward contracts	26	—	26	—
Total	$(18,526)	—	$26	$(18,552)

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Other	Significant
	December, 31	Active Market for	Observable	Unobservable
Description	2012	Identical Liabilities	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Contingent consideration	$(51,419)	—	$—	$(51,419)
Foreign currency forward contracts		—	8	—
Total	$(51,411)	—	$8	$(51,419)

(b)                                Assets and liabilities measured at fair value on a nonrecurring basis

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities in connection with business acquisitions based on Level 3 inputs.

The Group measured the fair value of the purchased intangible assets using the “income approach - relief from royalty” and “income approach - excess earnings” valuation methods.  These acquired intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecast financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets and liabilities. In 2012, an impairment loss of $5,515 was recognized for certain trade names as the Company is in the process of re-branding due to the merger with VanceInfo, and the Group has changed the estimated useful life of certain intangible assets from indefinite life to definite life.

The fair value was determined using models with significant unobservable inputs, Level 3 inputs, primarily the discounted future cash flow. Goodwill, other intangible assets and long term investment are measured at fair value on a non-recurring basis and they are recorded at fair value only when impairment is recognized.

The fair value measurements of the intangible assets encompass the following significant unobservable inputs:

Unobservable Inputs	Range
Estimated net revenues	$1,400-$30,316
Royalty savings	2%-4%
Discount rate	16%
Timing of cash flows	1-2 years

In addition, the Group also measured financial assets of term deposits on a nonrecurring basis based on Level 3 inputs and classified the term deposits as held-to-maturity and carried at cost.